Vessels, Net - Additional Information (Detail) - USD ($)			12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 29, 2025	Sep. 17, 2025	Jul. 22, 2025	Apr. 18, 2025	May 26, 2023	Apr. 26, 2023	Feb. 13, 2023	Dec. 15, 2022
Property, Plant and Equipment [Line Items]
Selling price			$ 34,795,758
Assets Held-for-sale, Not Part of Disposal Group, Current			10,900,000
Impairment loss			488,400	$ 0	$ 2,816,873
Property, Plant and Equipment, Disposals			34,795,758
Vessel Total Loss Net Book Value			57,167,176
3 Vessels [Member]
Property, Plant and Equipment [Line Items]
Impairment loss			0	159,912,825
Eco Loyalty [Member] | Accrued and other liabilities [Member]
Property, Plant and Equipment [Line Items]
Selling price						$ 1,140,000
Property, Plant and Equipment, Disposals						1,140,000
Gas Spirit [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration														$ 5,700,000
Impairment of long-lived assets held-for-use						565,591
Selling price						5,700,000
Selling expense						50,311
Property, Plant and Equipment, Disposals						$ 5,700,000
Impairment, Long-Lived Asset, Held-for-Use, Statement of Income or Comprehensive Income [Extensible Enumeration]						Impairment loss
Gas Spirit [Member] | Net Loss Gain on Sale of Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets					23,354
Gas Galaxy [Member]
Property, Plant and Equipment [Line Items]
Impairment charge		$ 45,578			57,320
Disposal group, including discontinued operation, consideration													$ 2,100,000
Assets Held-for-sale, Not Part of Disposal Group, Current					2,100,000
Eco Texiana Eco Enigma Eco Czar Eco Nemesis [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Due from related parties												$ 70,715,000
Eco Nemesis [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets				46,384	7,669,135
Selling price	$ 16,950,000
Property, Plant and Equipment, Disposals	$ 16,950,000
Eco Dream Eco Green [Member] | Related Party [Member]
Property, Plant and Equipment [Line Items]
Due from related parties											$ 35,340,000
Eco Green and Eco Dream [Member]
Property, Plant and Equipment [Line Items]
Selling price				35,340,000
Selling expense				706,800
Assets held-for-sale that are not part of a disposal group					246,725
Impairment loss					$ 2,759,553
Property, Plant and Equipment, Disposals				$ 35,340,000
Gas Cerberus [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration										$ 12,400,000
Gas Cerberus [Member] | Net Loss Gain on Sale of Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			121,218
Gas Elixir [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration									$ 12,700,000
Gas Elixir [Member] | Net Loss Gain on Sale of Vessels [Member]
Property, Plant and Equipment [Line Items]
Gain (Loss) on Disposition of Assets			659,218
Eco Invictus [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration								$ 14,300,000
Eco Universe [Member]
Property, Plant and Equipment [Line Items]
Disposal group, including discontinued operation, consideration							$ 14,950,000
Eco Wizard [Member]
Property, Plant and Equipment [Line Items]
Vessel Total Loss Net Book Value			$ 57,167,176